UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2005

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 17th Floor
              --------------------------------------------
              New York, NY 10021-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Leo Kirby
              --------------------------------------------
Title:         Chief Financial Officer
              --------------------------------------------
Phone:         212-521-2418
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                 New York, N.Y.               May 13, 2005
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        53
                                           -----------

Form 13F Information Table Entry Value:      269,067
                                           -----------
                                           (thousands)

List of Other Included Managers:  None


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

   COLUMN 1                  COLUMN 2     COLUMN 3  COLUMN 4           COLUMN 5         COLUMN 6   COLUMN 7            COLUMN 8
                                                                                                                  VOTING AUTHORITY
                                                                                                                --------------------
                              TITLE
                                OF                    VALUE      SHRS OR    SH/  PUT/  INVESTMENT  OTHER
   NAME OF ISSUER             CLASS       CUSIP      (x$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED NONE
-----------------             -----       -----      --------    -------    ---  ----  ----------  --------     ----     ------ ----

Acadia Pharmaceuticals Inc.   COM         004225108      798        115,703 SH         SOLE                     115,703
Adolor Corp.                  COM         00724X102   14,969      1,508,983 SH         SOLE                   1,508,983
Alexion Pharmaceuticals Inc.  COM         015351109    8,218        379,338 SH         SOLE                     379,338
Alkermes Inc.                 COM         01642T108      808         77,859 SH         SOLE                      77,859
Allos Therapeutics Inc.       COM         019777101    2,672      1,297,108 SH         SOLE                   1,297,108
Amgen Inc.                    COM         031162100    7,274        124,954 SH         SOLE                     124,954
Amylin Pharmaceuticals Inc.   COM         032346108    6,660        380,782 SH         SOLE                     380,782
Anadys Pharmaceuticals Inc.   COM         03252Q408      322         43,799 SH         SOLE                      43,799
Array Biopharma Inc.          COM         04269X105    2,664        379,974 SH         SOLE                     379,974
Atherogenics Inc.             COM         047439104      730         55,789 SH         SOLE                      55,789
Autoimmune Inc.               COM         052776101       26         26,100 SH         SOLE                      26,100
Barrier Therapeutics Inc.     COM         06850R108    5,784        373,389 SH         SOLE                     373,389
Biocryst Pharmaceuticals Inc. COM         09058V103    7,365      1,597,603 SH         SOLE                   1,597,603
Biogen Idec Inc.              COM         09062X103      690         20,000 SH         SOLE                      20,000
Critical Therapeutics Inc.    COM         22674T105    4,507        663,779 SH         SOLE                     663,779
Cytokinetics Inc.             COM         23282W100      776        118,300 SH         SOLE                     118,300
Dynavax Technologies Corp.    COM         268158102      276         59,100 SH         SOLE                      59,100
GTXI Inc. Del                 COM         40052B108    2,915        320,297 SH         SOLE                     320,297
Incyte Corp.                  COM         45337C102   22,635      3,314,070 SH         SOLE                   3,314,070
Inhibitex Inc.                COM         45719T103    4,127        677,730 SH         SOLE                     677,730
Insmed Inc.                   COM         457669208       42         48,900 SH         SOLE                      48,900
Intermune Inc.                COM         45884X103    2,689        244,414 SH         SOLE                     244,414
Intrabiotics Pharmaceuticals  COM         46116T506    3,408        946,617 SH         SOLE                     946,617
Ligand Pharmaceuticals Inc.   COM         53220K207      814        138,357 SH         SOLE                     138,357
Medarex Inc.                  COM         583916101    7,428      1,041,780 SH         SOLE                   1,041,780
Metabasis Therapeutics Inc.   COM         59101M105    1,760        517,710 SH         SOLE                     517,710
Myogen Inc.                   COM         62856E104    9,362      1,186,505 SH         SOLE                   1,186,505
Myriad Genetics Inc.          COM         62855J104      697         37,888 SH         SOLE                      37,888
Nastech Pharmaceutical Inc.   COM         631728409    2,079        210,456 SH         SOLE                     210,456
Nektar Therapeutics           COM         640268108      174         12,500 SH         SOLE                      12,500
Neose Technologies Inc.       COM         640522108    1,935        750,000 SH         SOLE                     750,000
Neurogen Corp.                COM         64124E106   37,708      5,325,999 SH         SOLE                   5,325,999
Nitromed Inc.                 COM         654798503    2,332        134,700 SH         SOLE                     134,700
Nuvelo Inc.                   COM         67072M301    3,900        600,000 SH         SOLE                     600,000
Onyx Pharmaceuticals Inc.     COM         683399109    4,613        147,154 SH         SOLE                     147,154
Pharmacyclics Inc.            COM         716933106    2,726        339,452 SH         SOLE                     339,452
Pozen Inc.                    COM         73941U102      408         78,400 SH         SOLE                      78,400
Praecis Pharmaceuticals Inc.  COM         739421105       53         50,100 SH         SOLE                      50,100
Seattle Genetics Inc.         COM         812578102    4,437        863,179 SH         SOLE                     863,179
Senomyx Inc.                  COM         81724Q107   10,077        846,104 SH         SOLE                     846,104
Sequenom Inc.                 COM         817337108       52         48,881 SH         SOLE                      48,881
Theravance Inc.               COM         88338T104    7,498        410,869 SH         SOLE                     410,869
Transkaryotic Therapies Inc.  COM         893735100    2,321         92,961 SH         SOLE                      92,961
Trimeris Inc.                 COM         896263100   40,563      3,602,369 SH         SOLE                   3,602,369
Vicuron Pharmaceuticals Inc.  COM         926471103      195         12,400 SH         SOLE                      12,400
Virologic Inc.                COM         92823R201      953        398,619 SH         SOLE                     398,619
Viropharma Inc.               COM         928241108       24         10,111 SH         SOLE                      10,111
Xcyte Therapies Inc.          PFD CV EXCH 98389F408      864         95,500 SH         SOLE                      95,500

Incyte Genomics
  Notes 5.5% 2/01/2007        CONV BONDS  45337CAC6    2,497      2,500,000 PRN        SOLE                   2,500,000
Incyte Genomics
  Notes 3.5% 2/15/2011        CONV BONDS  45337CAE2    3,515      4,000,000 PRN        SOLE                   4,000,000
Regeneron Conv Notes
  5.5% 10/17/08 (144A)        CONV BONDS  75886FAA5   11,305     12,322,000 PRN        SOLE                  12,322,000
Regeneron Conv Notes
  5.5% 10/17/08               CONV BONDS  75886FAB3    4,588      5,000,000 PRN        SOLE                   5,000,000
Valeant Conv Notes
  3.0% 08/16/2010             CONV BONDS  91911XAB0    3,835      4,000,000 PRN        SOLE                   4,000,000
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